Balances and Transactions with Related Parties - Summary of Compensation of Key Management Personnel (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of key management personnel compensation [abstract]
Short-term employee benefits	[1]	$ 25	$ 28	$ 10
Share-based benefits	[2]	27	30	1
Post-retirement benefits		1	1
Termination benefits		3		3
Total		$ 56	$ 59	$ 14

[1]	Does not include social security contributions of 6, 6 and 2 for the years ended December 31, 2025, 2024 and 2023, respectively.
[2]	Includes Value Generation Plan, see Note 37.